Financing Receivables - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Past Due Financing Receivable
Amortized cost/Recorded investment	$ 18,242	$ 22,421
Total Client Financing Receivables Portfolio Segment
Past Due Financing Receivable
Amortized cost/Recorded investment	15,822	18,590
Amortized cost/Recorded Investment Not Accruing	223	235
Impaired financing receivables individually evaluated for impairment with related allowance		191
Impaired financing receivables, related allowance	178	171
Total Client Financing Receivables Portfolio Segment | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days	456	465
Amortized cost/Recorded Investment > 90 Days and Accruing	241	253
Billed Invoices > 90 Days and Accruing	20	29
Total Client Financing Receivables Portfolio Segment | Americas
Past Due Financing Receivable
Amortized cost/Recorded investment	7,758	10,144
Amortized cost/Recorded Investment Not Accruing	96
Total Client Financing Receivables Portfolio Segment | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days	295
Amortized cost/Recorded Investment > 90 Days and Accruing	200
Billed Invoices > 90 Days and Accruing	12
Total Client Financing Receivables Portfolio Segment | EMEA
Past Due Financing Receivable
Amortized cost/Recorded investment	5,023	5,087
Amortized cost/Recorded Investment Not Accruing	95
Total Client Financing Receivables Portfolio Segment | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days	119
Amortized cost/Recorded Investment > 90 Days and Accruing	28
Billed Invoices > 90 Days and Accruing	5
Total Client Financing Receivables Portfolio Segment | Asia Pacific
Past Due Financing Receivable
Amortized cost/Recorded investment	3,042	3,359
Amortized cost/Recorded Investment Not Accruing	32
Total Client Financing Receivables Portfolio Segment | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days	42
Amortized cost/Recorded Investment > 90 Days and Accruing	12
Billed Invoices > 90 Days and Accruing	4
Lease receivables
Past Due Financing Receivable
Amortized cost/Recorded investment	4,151	5,567
Amortized cost/Recorded Investment Not Accruing		69
Lease receivables | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days		234
Amortized cost/Recorded Investment > 90 Days and Accruing		168
Billed Invoices > 90 Days and Accruing		14
Lease receivables | Americas
Past Due Financing Receivable
Amortized cost/Recorded investment		3,419
Amortized cost/Recorded Investment Not Accruing		41
Lease receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days		187
Amortized cost/Recorded Investment > 90 Days and Accruing		147
Billed Invoices > 90 Days and Accruing		11
Lease receivables | EMEA
Past Due Financing Receivable
Amortized cost/Recorded investment		1,186
Amortized cost/Recorded Investment Not Accruing		17
Lease receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days		28
Amortized cost/Recorded Investment > 90 Days and Accruing		13
Billed Invoices > 90 Days and Accruing		2
Lease receivables | Asia Pacific
Past Due Financing Receivable
Amortized cost/Recorded investment		963
Amortized cost/Recorded Investment Not Accruing		11
Lease receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days		19
Amortized cost/Recorded Investment > 90 Days and Accruing		7
Billed Invoices > 90 Days and Accruing		1
Loan receivables
Past Due Financing Receivable
Amortized cost/Recorded investment	$ 11,671	13,022
Amortized cost/Recorded Investment Not Accruing		166
Loan receivables | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days		231
Amortized cost/Recorded Investment > 90 Days and Accruing		85
Billed Invoices > 90 Days and Accruing		15
Loan receivables | Americas
Past Due Financing Receivable
Amortized cost/Recorded investment		6,726
Amortized cost/Recorded Investment Not Accruing		72
Loan receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days		127
Amortized cost/Recorded Investment > 90 Days and Accruing		71
Billed Invoices > 90 Days and Accruing		11
Loan receivables | EMEA
Past Due Financing Receivable
Amortized cost/Recorded investment		3,901
Amortized cost/Recorded Investment Not Accruing		72
Loan receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days		77
Amortized cost/Recorded Investment > 90 Days and Accruing		8
Billed Invoices > 90 Days and Accruing		3
Loan receivables | Asia Pacific
Past Due Financing Receivable
Amortized cost/Recorded investment		2,395
Amortized cost/Recorded Investment Not Accruing		21
Loan receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Amortized cost/Recorded Investment > 90 Days		26
Amortized cost/Recorded Investment > 90 Days and Accruing		6
Billed Invoices > 90 Days and Accruing		$ 2